Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Commitments and Contingencies	Commitments and Contingencies
In addition to commitments disclosed elsewhere in the financial statements, the Company has incurred the following additional contractual commitments, either directly or through its interests in joint operations.
Approximate future payments under these agreements are as follows:

	2023	2024	2025	2026	2027	2028 and thereafter	Total
Natural gas, transportation and other contracts	56	47	45	45	46	457	696
Transmission	10	7	7	3	1	39	67
Coal supply agreements	83	87	71	—	—	—	241
Long-term service agreements	51	49	35	32	21	140	328
Operating leases	3	3	3	2	2	29	42
Growth	446	—	—	—	—	—	446
TransAlta Energy Transition Bill	6	—	—	—	—	—	6
Total	655	193	161	82	70	665	1,826
Commitments
A. Natural Gas, Transportation and Other Contracts
The Company has fixed price or volume natural gas purchase and transportation contracts. Included in these contracts are 15-year natural gas transportation agreements for a total of 400 terajoules ("TJ") per day on a firm basis to 2036 and an eight-year natural gas transportation agreement for 75 TJ per day related to the Sheerness facility that is expected to end in 2030.
B. Transmission
The Company has several agreements to purchase transmission network capacity in Canada and the Pacific Northwest. Provided certain conditions for delivering the service are met, the Company is committed to the transmission at the supplier’s tariff rate whether it is awarded immediately, or delivered in the future, after additional facilities are constructed.
C. Coal Supply Agreements
Various coal supply and associated rail transport contracts are in place to provide coal for use in production at the Centralia thermal facility. The coal supply agreements allow TransAlta to take delivery of coal at fixed volumes with dates extending to 2025.
D. Long-Term Service Agreements
TransAlta has various service agreements in place, primarily for inspections, repairs and maintenance that may be required on natural gas facilities, equipment for gas and turbines at various wind facilities.
E. Operating Leases
Operating leases include lease commitments not recognized under IFRS 16 and lease commitments that have not yet commenced, mainly related to buildings, vehicles and land.
F. Growth
Commitments for growth relate to the following projects: Horizon Hill wind project, White Rock wind projects, Garden Plain wind project, Northern Goldfields Solar project and the Mount Keith 132kV expansion.
The current estimate of the capital expenditures related to the Kent Hills rehabilitation is approximately $120 million, inclusive of insurance proceeds. Refer to Note 19 for amounts spent in 2022.
G. TransAlta Energy Transition Bill Commitments
As part of the TransAlta Energy Transition Bill signed into law in the State of Washington and the subsequent Memorandum of Agreement ("MOA"), the Company has committed to fund US$55 million in total over the remaining life of the Centralia coal plant to support economic and community development, promote energy efficiency and develop energy technologies related to the improvement of the environment. The MOA contains certain provisions for termination and in the event of the termination and certain circumstances, this funding or portion thereof would no longer be required. As of Dec. 31, 2022, the Company has funded approximately US$50 million of the commitment, which is recognized in other assets in the Consolidated Statements of Financial Position.
Contingencies
TransAlta is occasionally named as a party in various claims and legal and regulatory proceedings that arise during the normal course of its business. TransAlta reviews each of these claims, including the nature of the claim, the amount in dispute or claimed and the availability of insurance coverage. There can be no assurance that any particular claim will be resolved in the Company’s favour or that such claims may not have a material adverse effect on TransAlta. Inquiries from regulatory bodies may also arise in the normal course of business, to which the Company responds as required.
The Company conducts internal reviews of its offers and offer behaviour in both the energy and ancillary services markets in Alberta on an ongoing basis and will self-report suspected contraventions or respond to inquiries from regulatory agencies as required. There currently is no certainty that any particular matter will be resolved in the Company’s favour or that such matters may not have a material adverse effect on TransAlta.
I. Brazeau Facility - Claim against the Government of Alberta
On Sept. 9, 2022, the Company filed a Statement of Claim against the Government of Alberta in the Alberta Court of King’s Bench seeking a declaration that: (i) granting mineral leases within five kilometres of the Brazeau facility is a breach of a 1960 agreement between the Company and the Government of Alberta; and (ii) the Government of Alberta is required to indemnify the Company for any costs or damages that result from the risks of hydraulic fracturing near the Brazeau facility. On Sept. 29, 2022, the Government of Alberta filed its Statement of Defence, which asserts, among other things, that the Company: (i) is trying to usurp the jurisdiction of the Alberta Energy Regulator ("AER"); and (ii) is out of time under the Limitations Act (Alberta). The trial is scheduled to take place during the first quarter of 2024.
II. Brazeau Facility - Well License Applications to Consider Hydraulic Fracturing
The AER issued a subsurface order on May 27, 2019 that does not permit any hydraulic fracturing within three kilometres of the Brazeau facility but permits fracking in all formations (except the Duvernay) from three-to-five kilometres of the Brazeau facility. Subsequently, two oil and gas operators submitted applications to the AER for approval of 10 well licences (which include hydraulic fracturing activities) within three-to-five kilometres of the Brazeau facility. The regulatory hearing to consider the applications - Proceeding 379 - is currently scheduled to be heard between Feb. 27 and March 10, 2023. The Company's position is that hydraulic fracturing activities within any formation within five kilometres of the Brazeau Facility pose an unacceptable risk and that the applications should be denied.
III. Hydro PPA - Emission Performance Credits
Balancing Pool is claiming entitlement to the Emission Performance Credits ("EPCs") earned by the Alberta Hydro facilities as a result of those facilities being opted into the Carbon Competitiveness Incentive Regulation and Technology Innovation and Emissions Reduction Regulation from 2018 to 2020, inclusive. The Balancing Pool claims ownership of the EPCs because it believes the change-in-law provisions under the Hydro Power Purchase Arrangement require the EPCs to be passed through to the Balancing Pool. TransAlta has not received any benefit from the EPCs nor from any purported change-in-law and believes that the Balancing Pool has no rights to these credits. An arbitration has commenced and the hearing was scheduled for Feb. 6 to 10, 2023. However, due to the resignation of one of the panel members, the hearing has been adjourned. A new panel member has been appointed and a two-week hearing will be held from May 18 to June 1, 2023. TransAlta holds approximately 1,750,000 EPCs with no recorded book value that were created between 2018 and 2020, which are at risk as a result of the Balancing Pool's claim.
IV. Sundance A Decommissioning
TransAlta filed an application with the Alberta Utilities Commission ("AUC") seeking payment from the Balancing Pool for TransAlta’s decommissioning costs for Sundance A, including its proportionate share of the Highvale mine. The Balancing Pool and Utilities Consumer Advocate are participating as interveners because they take issue with the decommissioning costs claimed by TransAlta. Due to various factors, including the COVID-19 pandemic and significant information requests from the Balancing Pool, the application has been delayed. While a hearing date has not been set, the application will likely be heard in the second half of 2023.